Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of the preliminary allocation of the acquisition costs
Property, plant and equipment	$ 12,319	$ 2,651
Goodwill	775	1,703
Other asset	356	8
Current liabilities	(211)	(817)
Total	23,497	6,703
Site locations [Member]
Summary of the preliminary allocation of the acquisition costs
Site locations, Non-competition agreements, Customer lists and contracts	8,147	2,434
Non-competition agreements [Member]
Summary of the preliminary allocation of the acquisition costs
Site locations, Non-competition agreements, Customer lists and contracts	101	70
Customer lists and contracts [Member]
Summary of the preliminary allocation of the acquisition costs
Site locations, Non-competition agreements, Customer lists and contracts	$ 2,010	$ 654